Activities of the Company	9 Months Ended
Sep. 30, 2019
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Activities of the Company
Note 1. Activities of the Company
Coca-Cola FEMSA, S.A.B. de C.V. (“Coca-Cola FEMSA”) is a Mexican corporation, mainly engaged in acquiring, holding and transferring all types of bonds, shares and marketable securities.
Coca-Cola FEMSA is indirectly owned by Fomento Economico Mexicano, S.A.B. de C.V. (“FEMSA”), which holds 47.2% of its capital stock and 56% of its voting shares and The Coca-Cola Company (“TCCC”), which indirectly owns 27.8% of its capital stock and 32.9% of its voting shares. The remaining Coca-Cola FEMSA’s shares trade on the Bolsa Mexicana de Valores, S.A.B. de C.V. (BMV: KOF UBL) as series “L” shares which represents 15.6% of our common equity and its American Depositary Shares (“ADS”) (equivalent to ten series “L” shares) trade on the New York Stock Exchange, Inc (KOF) as series “B” which represents 9.4% of our common equity. The address of its registered office and principal place of business is Mario Pani No. 100 Col. Santa Fe Cuajimalpa, Delegacion Cuajimalpa de Morelos, Mexico City, 05348, Mexico.
Coca-Cola FEMSA and its subsidiaries (the “Company”), as an economic unit, are engaged in the production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Central America (Guatemala, Nicaragua, Costa Rica and Panama), Colombia, Brazil, Uruguay, Argentina and until November 2018 the Philippines.
The most significant subsidiaries which the Company controls are discloed in Note 1 of our annual consolidated financial statements.